UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2016

*	This Form N-Q pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2016

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Bonds - 95.0%
Angola - 0.4%
Republic of Angola, 9.5%, 11/12/2025 (n)	$11,211,000	$10,945,299
Republic of Angola, 9.5%, 11/12/2025	4,060,000	3,963,778

		$14,909,077
Argentina - 6.9%
Buenos Aires Province, 9.125%, 3/16/2024 (n)	$7,665,000	$8,163,225
Republic of Argentina, 6%, 12/29/2016	35,607,000	35,631,925
Republic of Argentina, 7%, 4/17/2017	50,133,000	50,990,244
Republic of Argentina, 8.75%, 6/02/2017	27,634,000	28,905,164
Republic of Argentina, 6.875%, 4/22/2021 (z)	37,833,000	38,967,990
Republic of Argentina, 7.5%, 4/22/2026 (n)	68,123,000	69,144,845
Republic of Argentina, 8.28%, 12/31/2033	11,157,418	11,687,396
Republic of Argentina, 7.625%, 4/22/2046 (z)	27,833,000	27,373,755
YPF S.A., 8.5%, 3/23/2021 (n)	10,437,000	10,906,665

		$281,771,209
Azerbaijan - 1.1%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	$19,879,000	$20,430,642
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	26,443,000	25,186,957

		$45,617,599
Bahamas - 0.3%
Commonwealth of Bahamas, 5.75%, 1/16/2024	$2,570,000	$2,653,525
Commonwealth of Bahamas, 6.95%, 11/20/2029	7,053,000	7,987,522
Commonwealth of Bahamas, 6.625%, 5/15/2033	844,000	918,272

		$11,559,319
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021 (n)	$10,349,000	$10,992,708

Bermuda - 0.2%
Government of Bermuda, 4.138%, 1/03/2023	$4,480,000	$4,536,000
Government of Bermuda, 4.854%, 2/06/2024	4,304,000	4,562,240

		$9,098,240
Brazil - 4.4%
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 10/29/2049 (n)	$7,813,000	$4,458,879
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/2028 (n)	3,955,000	3,401,300
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)	7,264,000	5,511,197
Cimpor Financial Operations B.V., 5.75%, 7/17/2024	3,717,000	2,820,088
Federative Republic of Brazil, 2.625%, 1/05/2023	3,975,000	3,448,313
Federative Republic of Brazil, 4.25%, 1/07/2025	22,372,000	20,805,960
Federative Republic of Brazil, 6%, 4/07/2026	31,621,000	32,617,061
Federative Republic of Brazil, 7.125%, 1/20/2037	20,575,000	21,295,125
Federative Republic of Brazil, 5.625%, 1/07/2041	23,768,000	20,856,420
Globo Comunicacoes e Participacoes S.A., 4.875%, 4/11/2022	3,242,000	3,213,633
Globo Comunicacoes e Participacoes S.A., 4.843%, 6/08/2025	5,733,000	5,403,353
Minerva Luxembourg S.A., 7.75%, 1/31/2023 (n)	262,000	266,258
Minerva Luxembourg S.A., 7.75%, 1/31/2023	9,370,000	9,522,262
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/2022 (n)	5,238,432	628,612
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	5,692,356	740,006
Petrobras Global Finance B.V., 4.375%, 5/20/2023	16,274,000	12,848,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brazil - continued
Petrobras International Finance Co., 5.375%, 1/27/2021		$9,992,000	$8,880,390
QGOG Constellation S.A., 6.25%, 11/09/2019 (n)		5,507,000	2,973,780
QGOG Constellation S.A., 6.25%, 11/09/2019		2,063,000	1,114,020
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		6,528,000	5,785,440
Tupy Overseas S.A., 6.625%, 7/17/2024 (n)		2,261,000	2,114,035
Tupy Overseas S.A., 6.625%, 7/17/2024		5,987,000	5,597,845
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021		5,395,000	1,052,025
Votorantim Cimentos S.A., 7.25%, 4/05/2041		5,203,000	4,603,094

			$179,957,419
Bulgaria - 0.5%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	17,621,000	$18,927,174

Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)		$9,276,000	$7,884,600
First Quantum Minerals Ltd., 7.25%, 10/15/2019		262,000	222,700
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		5,494,000	4,312,790

			$12,420,090
Chile - 4.1%
AES Gener S.A., 5%, 7/14/2025 (n)		$10,248,000	$10,417,410
AES Gener S.A., 8.375% to 6/18/2019, FRN to 12/18/2073 (n)		5,944,000	6,181,760
AES Gener S.A., 8.375% to 6/18/2019, FRN to 12/18/2073		2,924,000	3,040,960
Cencosud S.A., 4.875%, 1/20/2023 (n)		2,430,000	2,456,132
Cencosud S.A., 4.875%, 1/20/2023		6,271,000	6,338,438
Cencosud S.A., 5.15%, 2/12/2025 (n)		8,588,000	8,731,883
E.CL S.A., 5.625%, 1/15/2021		7,640,000	8,477,130
E.CL S.A., 4.5%, 1/29/2025 (n)		8,672,000	8,992,413
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/2024 (n)		4,313,000	4,587,035
Empresa Electrica Angamos S.A., 4.875%, 5/25/2029 (n)		4,905,000	4,642,166
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/2024		7,197,000	7,544,507
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		10,340,000	10,256,763
Empresa Nacional del Petroleo, 6.25%, 7/08/2019		4,392,000	4,827,770
Empresa Nacional del Petroleo, 5.25%, 8/10/2020		5,314,000	5,710,775
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		2,201,000	2,330,007
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		12,835,000	13,159,841
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		2,933,000	3,007,231
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		14,850,000	14,998,500
Republic of Chile, 3.125%, 1/21/2026		9,897,000	10,193,910
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		4,805,000	4,994,394
Transelec S.A., 4.625%, 7/26/2023 (n)		7,196,000	7,554,793
Transelec S.A., 4.25%, 1/14/2025 (n)		6,029,000	6,099,166
VTR Finance B.V., 6.875%, 1/15/2024		2,861,000	2,857,424
VTR Finance B.V., 6.875%, 1/15/2024 (n)		9,223,000	9,211,471

			$166,611,879
China - 2.5%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		$10,108,000	$10,631,837
Baidu, Inc., 4.125%, 6/30/2025		7,326,000	7,683,055
CNOOC Finance (2013) Ltd., 3%, 5/09/2023		5,887,000	5,710,637
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/2025		5,973,000	5,887,998
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		7,181,000	7,570,476
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		6,213,000	6,257,162
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		5,655,000	5,943,196
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		4,074,000	4,016,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
China - continued
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		$7,253,000	$7,589,496
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		2,604,000	2,774,033
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		3,861,000	4,102,255
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/2023 (n)		4,155,000	4,203,406
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		7,292,000	7,884,708
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/2044 (n)		8,832,000	10,083,371
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		7,776,000	8,034,233
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/2025 (n)		5,599,000	5,877,315

			$104,249,421
Colombia - 1.2%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/2020, FRN to 12/29/2049 (n)		$7,249,000	$6,451,610
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		2,996,000	3,123,330
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/2021		6,604,000	6,884,670
Gruposura Finance, 5.5%, 4/29/2026 (z)		8,902,000	9,053,334
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)		4,490,000	4,377,750
Millicom International Cellular S.A., 4.75%, 5/22/2020		300,000	292,500
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		7,991,000	8,090,887
Pacific Exploration and Production Corp., 7.25%, 12/12/2021		1,111,000	166,650
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)		4,105,000	615,750
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)		4,629,000	682,778
Pacific Exploration and Production Corp., 5.125%, 3/28/2023		2,292,000	338,070
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)		10,752,000	1,612,800
Republic of Colombia, 5%, 6/15/2045		7,596,000	7,235,190

			$48,925,319
Cote d’Ivoire - 1.1%
Republic of Cote d’Ivoire, 5.375%, 7/23/2024 (n)		$12,179,000	$11,294,683
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)		12,591,000	11,963,968
Republic of Cote d’Ivoire, 5.75%, 12/31/2032		23,716,000	21,583,932

			$44,842,583
Croatia - 1.5%
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)		$9,848,000	$10,170,758
Hrvatska Elektroprivreda, 5.875%, 10/23/2022		1,800,000	1,858,993
Republic of Croatia, 6%, 1/26/2024		3,742,000	4,092,813
Republic of Croatia, 6.625%, 7/14/2020		6,856,000	7,517,604
Republic of Croatia, 6.375%, 3/24/2021		7,432,000	8,134,547
Republic of Croatia, 5.5%, 4/04/2023 (n)		9,074,000	9,618,440
Republic of Croatia, 6%, 1/26/2024 (n)		7,380,000	8,071,875
Republic of Croatia, 3%, 3/11/2025	EUR	10,072,000	10,927,468

			$60,392,498
Dominican Republic - 3.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		$13,735,000	$13,597,650
Dominican Republic, 7.5%, 5/06/2021		16,358,000	17,912,010
Dominican Republic, 6.6%, 1/28/2024 (n)		9,006,000	9,636,420
Dominican Republic, 5.875%, 4/18/2024 (n)		17,993,000	18,532,790
Dominican Republic, 5.875%, 4/18/2024		2,832,000	2,916,960
Dominican Republic, 5.5%, 1/27/2025 (n)		12,856,000	12,856,000
Dominican Republic, 6.875%, 1/29/2026 (n)		9,799,000	10,533,925
Dominican Republic, 8.625%, 4/20/2027		16,987,000	19,535,050
Dominican Republic, 7.45%, 4/30/2044 (n)		11,605,000	12,301,300
Dominican Republic, 6.85%, 1/27/2045 (n)		11,335,000	11,335,000

			$129,157,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Ecuador - 0.2%
Empresa Publica de Hidrocarburos del Ecuador, FRN, 6.258%, 9/24/2019	$4,901,474	$4,460,341
Republic of Ecuador, 10.5%, 3/24/2020 (n)	3,799,000	3,590,055
Republic of Ecuador, 10.5%, 3/24/2020	2,189,000	2,068,605

		$10,119,001
El Salvador - 0.2%
Republic of El Salvador, 7.375%, 12/01/2019 (n)	$1,516,000	$1,519,790
Republic of El Salvador, 7.375%, 12/01/2019	500,000	501,250
Republic of El Salvador, 6.375%, 1/18/2027 (n)	5,918,000	5,207,840

		$7,228,880
Ethiopia - 0.1%
Federal Republic of Ethiopia, 6.625%, 12/11/2024 (n)	$6,419,000	$5,826,526

Gabon - 0.3%
Gabonese Republic, 6.375%, 12/12/2024	$4,364,000	$3,812,478
Gabonese Republic, 6.375%, 12/12/2024 (n)	4,068,000	3,553,886
Gabonese Republic, 6.95%, 6/16/2025 (n)	2,536,000	2,217,326
Gabonese Republic, 6.95%, 6/16/2025	2,801,000	2,449,026

		$12,032,716
Guatemala - 1.2%
Cementos Progreso Trust Co., 7.125%, 11/06/2023	$435,000	$463,275
Cementos Progreso Trust Co., 7.125%, 11/06/2023 (n)	8,835,000	9,409,275
Central American Bottling Corp., 6.75%, 2/09/2022 (n)	11,736,000	12,293,460
Comcel Trust, 6.875%, 2/06/2024 (n)	10,301,000	9,734,445
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	9,773,000	9,479,810
Republic of Guatemala, 4.5%, 5/03/2026 (z)	6,473,000	6,479,473

		$47,859,738
Honduras - 0.5%
Republic of Honduras, 8.75%, 12/16/2020	$2,569,000	$2,896,548
Republic of Honduras, 8.75%, 12/16/2020 (n)	5,277,000	5,949,818
Republic of Honduras, 7.5%, 3/15/2024	9,418,000	9,983,080

		$18,829,446
Hungary - 4.4%
Hungarian Development Bank, 6.25%, 10/21/2020	$4,000,000	$4,419,520
Hungarian Development Bank, 6.25%, 10/21/2020 (n)	11,785,000	13,021,011
Hungarian Export-Import Bank PLC, 4%, 1/30/2020	5,148,000	5,222,522
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018 (n)	1,540,000	1,611,610
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018	8,291,000	8,676,531
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)	11,295,000	11,458,506
Republic of Hungary, 6.375%, 3/29/2021	22,212,000	25,288,362
Republic of Hungary, 5.375%, 2/21/2023	35,094,000	38,671,131
Republic of Hungary, 5.75%, 11/22/2023	26,892,000	30,421,575
Republic of Hungary, 5.375%, 3/25/2024	25,016,000	27,799,030
Republic of Hungary, 7.625%, 3/29/2041	8,524,000	12,038,871

		$178,628,669
Iceland - 0.1%
Republic of Iceland, 5.875%, 5/11/2022	$5,256,000	$5,990,768

India - 1.2%
Export-Import Bank of India, 4%, 1/14/2023	$6,171,000	$6,419,870
Greenko Dutch B.V., 8%, 8/01/2019 (n)	9,507,000	10,172,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
India - continued
ONGC Videsh Ltd., 3.75%, 5/07/2023		$21,286,000	$21,186,637
Reliance Industries Ltd., 4.125%, 1/28/2025 (n)		5,424,000	5,537,155
Reliance Industries Ltd., 4.875%, 2/10/2045 (n)		4,494,000	4,301,513

			$47,617,665
Indonesia - 9.0%
Listrindo Capital B.V., 6.95%, 2/21/2019 (n)		$3,486,000	$3,621,083
Listrindo Capital B.V., 6.95%, 2/21/2019		5,991,000	6,223,151
Pertamina PT, 6%, 5/03/2042		25,455,000	24,431,047
Pertamina PT, 5.625%, 5/20/2043 (n)		8,274,000	7,636,124
Pertamina PT, 5.625%, 5/20/2043		9,059,000	8,360,605
Pertamina PT, 6.45%, 5/30/2044 (n)		4,692,000	4,773,017
Pertamina PT, 6.45%, 5/30/2044		13,547,000	13,780,916
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)		6,076,000	6,212,710
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		8,237,000	8,503,022
PT Perusahaan Listrik Negara, 5.25%, 10/24/2042		5,235,000	4,829,288
Republic of Indonesia, 5.875%, 3/13/2020		18,164,000	20,252,606
Republic of Indonesia, 4.875%, 5/05/2021 (n)		32,549,000	35,271,366
Republic of Indonesia, 4.875%, 5/05/2021		8,966,000	9,715,907
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,697,000	9,934,838
Republic of Indonesia, 3.75%, 4/25/2022		14,759,000	15,120,994
Republic of Indonesia, 3.375%, 4/15/2023		19,702,000	19,506,714
Republic of Indonesia, 5.375%, 10/17/2023 (n)		24,689,000	27,399,729
Republic of Indonesia, 5.375%, 10/17/2023		380,000	421,722
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,968,000	6,791,375
Republic of Indonesia, 5.875%, 1/15/2024		10,611,000	12,074,947
Republic of Indonesia, 4.125%, 1/15/2025 (n)		7,555,000	7,702,662
Republic of Indonesia, 4.125%, 1/15/2025		21,216,000	21,630,667
Republic of Indonesia, 3.375%, 7/30/2025 (n)	EUR	9,048,000	10,551,245
Republic of Indonesia, 4.75%, 1/08/2026 (n)		$22,240,000	23,633,247
Republic of Indonesia, 4.75%, 1/08/2026		4,736,000	5,032,691
Republic of Indonesia, 8.375%, 9/15/2026	IDR	146,990,000,000	11,661,786
Republic of Indonesia, 8.75%, 5/15/2031	IDR	71,817,000,000	5,847,575
Republic of Indonesia, 8.5%, 10/12/2035		$3,963,000	5,507,587
Republic of Indonesia, 4.625%, 4/15/2043		5,692,000	5,519,680
Republic of Indonesia, 6.75%, 1/15/2044 (n)		6,560,000	8,033,474
Republic of Indonesia, 5.125%, 1/15/2045 (n)		8,437,000	8,559,682
Republic of Indonesia, 5.95%, 1/08/2046 (n)		6,515,000	7,320,749

			$365,862,206
Israel - 0.1%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$5,476,000	$5,927,770

Jamaica - 0.7%
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		$2,622,000	$2,392,575
Digicel Group Ltd., 8.25%, 9/30/2020		6,109,000	5,574,463
Digicel Group Ltd., 6%, 4/15/2021 (n)		2,138,000	1,956,270
Digicel Group Ltd., 7.125%, 4/01/2022		5,029,000	4,092,349
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,653,000	1,490,799
Digicel Group Ltd., 6.75%, 3/01/2023		3,440,000	3,102,450
Government of Jamaica, 6.75%, 4/28/2028		5,920,000	6,068,000
Government of Jamaica, 7.875%, 7/28/2045		5,412,000	5,628,480

			$30,305,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Kazakhstan - 2.7%
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)	$26,704,000	$24,300,640
Development Bank of Kazakhstan, 4.125%, 12/10/2022	39,693,000	36,120,630
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	25,356,000	26,807,631
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)	14,441,000	15,755,911
Republic of Kazakhstan, 6.5%, 7/21/2045	6,619,000	7,221,686

		$110,206,498
Lithuania - 0.4%
Republic of Lithuania, 6.125%, 3/09/2021 (n)	$8,274,000	$9,596,185
Republic of Lithuania, 6.625%, 2/01/2022	800,000	966,000
Republic of Lithuania, 6.625%, 2/01/2022 (n)	4,142,000	5,001,465

		$15,563,650
Malaysia - 0.2%
Petronas Capital Ltd., 3.5%, 3/18/2025 (n)	$9,968,000	$10,234,724

Mexico - 14.7%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)	$14,113,000	$13,974,693
Banco Nacional Comercio Exterior S.N.C., 4.375%, 10/14/2025 (n)	10,107,000	10,334,407
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)	4,232,000	4,621,767
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,026,000	3,321,035
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022	6,433,000	7,060,218
CEMEX Finance LLC, 9.375%, 10/12/2022	2,684,000	2,949,716
CEMEX Finance LLC, 6%, 4/01/2024	3,187,000	3,175,049
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021	3,308,000	3,531,290
CEMEX S.A.B. de C.V., 6.125%, 5/05/2025	890,000	874,425
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026 (n)	1,935,000	2,060,775
Comision Federal de Electricidad, 4.875%, 5/26/2021	2,200,000	2,315,500
Comision Federal de Electricidad, 4.875%, 5/26/2021 (n)	7,146,000	7,521,165
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)	8,939,000	9,296,560
Comision Federal de Electricidad, 4.875%, 1/15/2024	7,545,000	7,846,800
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	5,736,000	5,649,960
Comision Federal de Electricidad, 5.75%, 2/14/2042	11,498,000	11,325,530
Comision Federal de Electricidad, 6.125%, 6/16/2045 (n)	19,735,000	20,031,025
Comision Federal de Electricidad, 6.125%, 6/16/2045	9,141,000	9,278,115
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	8,630,000	9,598,286
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	10,754,000	10,646,460
Elementia S.A. de C.V., 5.5%, 1/15/2025	3,544,000	3,508,560
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	11,858,000	2,845,920
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	17,660,000	4,061,800
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)	8,898,000	9,518,191
Gruma S.A.B. de C.V., 4.875%, 12/01/2024	1,744,000	1,865,557
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)	8,937,000	9,361,507
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020	2,261,000	2,368,398
Grupo KUO S.A.B de C.V., 6.25%, 12/04/2022 (n)	3,332,000	3,323,670
Grupo KUO S.A.B de C.V., 6.25%, 12/04/2022	5,149,000	5,136,128
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	12,803,000	12,770,993
Grupo Televisa S.A.B., 6.125%, 1/31/2046	13,183,000	14,250,823
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)	7,175,000	7,263,253
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025	2,605,000	2,637,042
Mexichem S.A.B. de C.V., 6.75%, 9/19/2042	8,145,000	8,134,819
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)	8,752,000	7,931,500
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)	11,374,000	11,786,307
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	6,773,000	6,874,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
Petroleos Mexicanos, 6.375%, 2/04/2021 (n)		$7,724,000	$8,340,221
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		21,270,000	23,471,445
Petroleos Mexicanos, 5.5%, 6/27/2044		9,702,000	8,537,760
Petroleos Mexicanos, 5.625%, 1/23/2046		9,786,000	8,712,574
Petroleos Mexicanos, FRN, 2.652%, 7/18/2018		11,381,000	11,250,118
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	283,900,000	16,497,888
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (z)		$8,702,000	8,722,537
Southern Copper Corp., 6.75%, 4/16/2040		3,608,000	3,588,578
Southern Copper Corp., 5.875%, 4/23/2045		5,328,000	4,884,423
Trust F/1401, 5.25%, 1/30/2026 (n)		15,056,000	15,319,480
United Mexican States, 3.625%, 3/15/2022		84,642,000	87,519,828
United Mexican States, 4%, 10/02/2023		70,212,000	73,547,070
United Mexican States, 3.6%, 1/30/2025		23,748,000	24,133,905
United Mexican States, 4.125%, 1/21/2026		21,172,000	22,230,600
United Mexican States, 3.375%, 2/23/2031	EUR	6,816,000	8,116,850
United Mexican States, 6.05%, 1/11/2040		$4,148,000	4,915,380
United Mexican States, 4.6%, 1/23/2046		1,584,000	1,565,784
United Mexican States, 5.75%, 10/12/2110		2,627,000	2,705,810
United Mexican States, 4%, 3/15/2115	EUR	6,291,000	6,250,848

			$599,362,938
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		$6,828,000	$6,346,756

Morocco - 0.7%
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		$16,424,000	$15,931,280
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		13,220,000	13,765,325

			$29,696,605
Namibia - 0.1%
Republic of Namibia, 5.25%, 10/29/2025 (n)		$6,018,000	$5,914,851

Nigeria - 0.1%
Afren PLC, 15%, 4/25/2016 (a)(d)(p)		$11,045,950	$3,095,075
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		8,067,000	20,168
Afren PLC, 10.25%, 4/08/2019 (a)(d)		400,000	1,000
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		3,859,000	9,648

			$3,125,891
Panama - 1.6%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$10,129,000	$10,736,740
Panama Canal Railway Co., 7%, 11/01/2026 (n)		986,040	985,054
Panama Canal Railway Co., 7%, 11/01/2026		4,255,416	4,251,161
Republic of Panama, 5.2%, 1/30/2020		5,828,000	6,425,370
Republic of Panama, 4%, 9/22/2024		7,148,000	7,523,270
Republic of Panama, 3.75%, 3/16/2025		8,552,000	8,808,560
Republic of Panama, 7.125%, 1/29/2026		2,973,000	3,842,603
Republic of Panama, 8.875%, 9/30/2027		1,970,000	2,831,875
Republic of Panama, 3.875%, 3/17/2028		10,511,000	10,773,775
Republic of Panama, 9.375%, 4/01/2029		4,404,000	6,594,990
Republic of Panama, 6.7%, 1/26/2036		2,705,000	3,462,400

			$66,235,798

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Paraguay - 1.2%
Republic of Paraguay, 4.625%, 1/25/2023 (n)		$4,439,000	$4,538,878
Republic of Paraguay, 4.625%, 1/25/2023		8,559,000	8,751,577
Republic of Paraguay, 5%, 4/15/2026 (n)		10,118,000	10,320,360
Republic of Paraguay, 6.1%, 8/11/2044 (n)		11,844,000	12,080,880
Republic of Paraguay, 6.1%, 8/11/2044		1,900,000	1,938,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		11,719,000	11,543,215
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		1,677,000	1,651,845

			$50,824,755
Peru - 2.7%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$4,004,000	$4,194,190
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/2029 (n)		3,389,000	3,456,780
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/2029		1,977,000	2,016,540
Corporacion Lindley S.A., 6.75%, 11/23/2021		4,302,000	4,904,280
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,707,000	1,945,980
Corporacion Lindley S.A., 4.625%, 4/12/2023 (n)		7,079,000	7,326,765
El Fondo Mivivienda S.A., 3.5%, 1/31/2023 (n)		2,464,000	2,454,144
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		1,644,000	1,637,424
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		7,587,000	7,587,000
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		137,663	157,969
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		2,261,383	2,594,936
Inkia Energy Ltd., 8.375%, 4/04/2021		11,664,000	12,013,920
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		10,400,000	10,670,400
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		991,000	1,016,766
Republic of Peru, 2.75%, 1/30/2026	EUR	5,754,000	6,842,282
Republic of Peru, 4.125%, 8/25/2027		$3,749,000	4,005,807
Republic of Peru, 3.75%, 3/01/2030	EUR	7,646,000	9,343,903
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		$9,417,000	9,487,627
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		5,810,000	5,766,425
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		9,215,000	9,468,412
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		2,248,000	2,309,820

			$109,201,370
Philippines - 0.3%
Republic of Philippines, 3.7%, 3/01/2041		$11,183,000	$11,933,760

Poland - 0.5%
Republic of Poland, 5.125%, 4/21/2021		$1,618,000	$1,812,160
Republic of Poland, 5%, 3/23/2022		7,456,000	8,341,400
Republic of Poland, 3.25%, 4/06/2026		8,634,000	8,623,639

			$18,777,199
Romania - 0.5%
Republic of Romania, 6.75%, 2/07/2022		$1,562,000	$1,849,018
Republic of Romania, 6.75%, 2/07/2022 (n)		1,750,000	2,071,563
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	8,213,000	9,704,860
Republic of Romania, 3.875%, 10/29/2035	EUR	4,200,000	4,962,914

			$18,588,355
Russia - 6.0%
Gaz Capital S.A., 4.95%, 7/19/2022		$4,616,000	$4,660,147
Gaz Capital S.A., 4.95%, 2/06/2028		10,477,000	9,899,508
Gazprom Neft, 4.375%, 9/19/2022		8,347,000	7,918,298
Gazprom Neft, 6%, 11/27/2023		7,497,000	7,581,341
LUKOIL International Finance B.V., 4.563%, 4/24/2023		10,316,000	10,030,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - continued
MMC Norilsk Nickel Group, 6.625%, 10/14/2022		$5,681,000	$6,134,060
Mobile Telesystems International Funding Ltd., 5%, 5/30/2023		2,823,000	2,819,471
Mobile TeleSystems PJSC, 8.625%, 6/22/2020		6,082,000	7,030,792
MTS International Funding Ltd., 5%, 5/30/2023 (n)		5,544,000	5,537,070
Rosneft, 4.199%, 3/06/2022		7,416,000	7,106,011
Russian Federation, 5%, 4/29/2020 (n)		16,300,000	17,235,620
Russian Federation, 5%, 4/29/2020		15,000,000	15,861,000
Russian Federation, 4.5%, 4/04/2022		53,600,000	55,878,000
Russian Federation, 4.875%, 9/16/2023 (n)		9,800,000	10,430,826
Russian Federation, 4.875%, 9/16/2023		53,400,000	56,837,358
Russian Federation, 5.625%, 4/04/2042		4,800,000	5,048,486
Russian Federation, 5.875%, 9/16/2043 (n)		3,000,000	3,234,360
Russian Federation, 5.875%, 9/16/2043		4,600,000	4,959,352
VimpelCom Ltd., 7.504%, 3/01/2022		5,727,000	6,113,573

			$244,316,242
Serbia - 0.7%
Republic of Serbia, 6.75%, 11/01/2024		$28,015,630	$28,822,200

Slovenia - 0.8%
Republic of Slovenia, 5.85%, 5/10/2023		$11,410,000	$13,172,845
Republic of Slovenia, 5.25%, 2/18/2024		16,833,000	18,895,042

			$32,067,887
South Africa - 1.3%
Eskom Holdings SOC Ltd., 6.75%, 8/06/2023		$2,948,000	$2,774,805
Eskom Holdings SOC Ltd., 7.125%, 2/11/2025 (n)		7,505,000	7,070,385
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020 (n)		10,146,000	9,258,225
Republic of South Africa, 6.875%, 5/27/2019		2,945,000	3,244,453
Republic of South Africa, 5.875%, 5/30/2022		3,558,000	3,887,649
Republic of South Africa, 4.665%, 1/17/2024		7,766,000	7,795,122
Republic of South Africa, 5.875%, 9/16/2025		5,779,000	6,238,407
Republic of South Africa, 4.875%, 4/14/2026		7,975,000	7,965,031
Republic of South Africa, 3.75%, 7/24/2026	EUR	3,670,000	4,149,806

			$52,383,883
Sri Lanka - 1.6%
National Savings Bank, 5.15%, 9/10/2019		$6,351,000	$6,033,450
Republic of Sri Lanka, 6.25%, 10/04/2020		4,372,000	4,455,134
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		1,977,000	2,014,593
Republic of Sri Lanka, 6.25%, 7/27/2021		5,682,000	5,703,325
Republic of Sri Lanka, 5.875%, 7/25/2022		9,999,000	9,656,354
Republic of Sri Lanka, 6.125%, 6/03/2025		12,293,000	11,588,205
Republic of Sri Lanka, 6.85%, 11/03/2025 (n)		2,378,000	2,341,483
Republic of Sri Lanka, 6.85%, 11/03/2025		22,801,000	22,450,868

			$64,243,412
Supranational - 0.4%
Black Sea Trade And Development Bank, 4.875%, 5/06/2021 (z)		$7,719,000	$7,815,488
West African Development Bank, 5.5%, 5/06/2021 (z)		10,126,000	10,207,008
Total Supranational			$18,022,496

Trinidad & Tobago - 0.8%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$13,494,000	$12,751,830
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/2019		9,637,000	10,051,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Trinidad & Tobago - continued
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/2022	$10,657,292	$9,985,882

		$32,789,103
Turkey - 5.7%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/2022	$4,812,000	$4,261,603
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021 (n)	10,231,000	10,513,580
Export Credit Bank of Turkey A.S., 5%, 9/23/2021 (n)	12,913,000	13,111,292
Export Credit Bank of Turkey A.S., 5%, 9/23/2021	12,000,000	12,184,272
Koc Holding A.S., 5.25%, 3/15/2023 (n)	11,381,000	11,639,349
Republic of Turkey, 7.5%, 11/07/2019	13,075,000	14,980,420
Republic of Turkey, 7%, 6/05/2020	19,609,000	22,294,845
Republic of Turkey, 5.625%, 3/30/2021	15,192,000	16,474,782
Republic of Turkey, 5.125%, 3/25/2022	8,916,000	9,468,792
Republic of Turkey, 6.25%, 9/26/2022	9,362,000	10,497,142
Republic of Turkey, 3.25%, 3/23/2023	9,925,000	9,470,038
Republic of Turkey, 5.75%, 3/22/2024	4,632,000	5,083,620
Republic of Turkey, 7.375%, 2/05/2025	15,302,000	18,553,675
Republic of Turkey, 4.25%, 4/14/2026	9,119,000	9,050,607
Republic of Turkey, 4.875%, 10/09/2026	10,439,000	10,766,753
Republic of Turkey, 6%, 1/14/2041	9,451,000	10,271,725
Republic of Turkey, 6.625%, 2/17/2045	8,730,000	10,313,622
T.C. Ziraat Bankasi A.S., 4.75%, 4/29/2021 (z)	10,230,000	10,296,495
Turk Eximbank, 5.875%, 4/24/2019	9,599,000	10,153,093
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021 (n)	9,107,000	9,241,328
Yapi ve Kredi Bankasi A.S., 8.5%, 3/09/2026 (n)	5,567,000	5,998,966

		$234,625,999
Ukraine - 2.3%
Government of Ukraine, 7.75%, 9/01/2022	$6,372,000	$6,083,030
Government of Ukraine, 7.75%, 9/01/2019 (n)	733,008	707,499
Government of Ukraine, 7.75%, 9/01/2019	7,976,000	7,698,435
Government of Ukraine, 7.75%, 9/01/2020 (n)	2,653,000	2,544,466
Government of Ukraine, 7.75%, 9/01/2020	12,450,000	11,940,670
Government of Ukraine, 7.75%, 9/01/2021 (n)	2,253,000	2,154,882
Government of Ukraine, 7.75%, 9/01/2021	11,366,000	10,871,011
Government of Ukraine, 7.75%, 9/01/2022 (n)	2,653,000	2,532,686
Government of Ukraine, 7.75%, 9/01/2023 (n)	2,653,000	2,519,687
Government of Ukraine, 7.75%, 9/01/2023	8,186,000	7,774,654
Government of Ukraine, 7.75%, 9/01/2024	6,479,000	6,140,148
Government of Ukraine, 7.75%, 9/01/2025 (n)	2,153,000	2,022,334
Government of Ukraine, 7.75%, 9/01/2025	10,285,000	9,660,803
Government of Ukraine, 7.75%, 9/01/2026 (n)	2,153,000	2,002,721
Government of Ukraine, 7.75%, 9/01/2026	7,600,000	7,069,520
Government of Ukraine, 7.75%, 9/01/2027 (n)	2,153,000	2,000,029
Government of Ukraine, 7.75%, 9/01/2027	2,208,000	2,051,122
Government of Ukraine, 0%, 5/31/2040 (n)	4,704,000	1,469,012
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	3,547,000	3,192,300
JSC State Savings Bank of Ukraine, FRN, 9.375%, 3/10/2023	3,300,000	2,937,000

		$93,372,009
United Arab Emirates - 0.3%
Emirate of Abu Dhabi, 3.125%, 5/03/2026 (z)	$12,352,000	$12,440,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Uruguay - 0.4%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	$12,062,000	$7,267,355
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	1,230,000	741,075
Oriental Republic of Uruguay, 4.375%, 10/27/2027	7,512,114	7,728,087

		$15,736,517
Venezuela - 2.3%
Petroleos de Venezuela S.A., 6%, 11/15/2026	$22,317,000	$7,630,182
Petroleos de Venezuela S.A., 5.375%, 4/12/2027	25,607,000	9,000,860
Petroleos de Venezuela S.A., 6%, 5/16/2024	12,917,200	4,391,848
Republic of Venezuela, 7.75%, 10/13/2019	23,944,000	9,607,530
Republic of Venezuela, 9%, 5/07/2023	7,775,000	2,964,219
Republic of Venezuela, 8.25%, 10/13/2024	18,117,000	6,771,229
Republic of Venezuela, 7.65%, 4/21/2025	17,953,000	6,530,404
Republic of Venezuela, 9.25%, 9/15/2027	42,702,000	18,201,728
Republic of Venezuela, 9.375%, 1/13/2034	4,652,000	1,791,020
Republic of Venezuela, 7%, 3/31/2038	80,144,000	28,651,480

		$95,540,500
Vietnam - 0.3%
Socialist Republic of Vietnam, 6.75%, 1/29/2020	$3,855,000	$4,289,771
Socialist Republic of Vietnam, 4.8%, 11/19/2024 (n)	9,893,000	10,126,307

		$14,416,078
Zambia - 0.2%
Republic of Zambia, 8.5%, 4/14/2024	$4,594,000	$3,790,969
Republic of Zambia, 8.97%, 7/30/2027	3,500,000	2,887,500

		$6,678,469
Total Bonds		$3,877,129,167
Issuer/Expiration Date/Strike Price	Par Amount
Put Options Purchased - 0.0%
USD Currency - May 2016 @ EUR 0.8638	$39,294,000	$52,890
Issuer	Shares/Par
Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	180,505,731	$180,505,731
Total Investments		$4,057,687,788

Other Assets, Less Liabilities - 0.6%		24,880,305
Net Assets - 100.0%		$4,082,568,093

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,439,753,480 representing 35.3% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Black Sea Trade And Development Bank, 4.875%, 5/06/2021	4/28/16	$7,662,651	$7,815,488
Emirate of Abu Dhabi, 3.125%, 5/03/2026	4/25/16	12,321,491	12,440,811
Gruposura Finance, 5.5%, 4/29/2026	4/26/16	8,801,051	9,053,334
Republic of Argentina, 6.875%, 4/22/2021	4/19/16-4/21/16	38,088,203	38,967,990
Republic of Argentina, 7.625%, 4/22/2046	4/19/16-4/22/16	27,174,370	27,373,755
Republic of Guatemala, 4.5%, 5/03/2026	4/28/16	6,421,604	6,479,473
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026	4/25/16	8,684,335	8,722,537
T.C. Ziraat Bankasi A.S., 4.75%, 4/29/2021	4/25/16	10,199,412	10,296,495
West African Development Bank, 5.5%, 5/06/2021	4/28/16	10,017,348	10,207,008
Total Restricted Securities			$131,356,891
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Offshore Yuan
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ARS	BNP Paribas S.A.	115,693,000	5/04/16-5/18/16	$7,858,211	$8,040,524	$182,313
SELL	ARS	BNP Paribas S.A.	57,728,000	5/04/16	4,036,923	4,030,953	5,970
BUY	BRL	Deutsche Bank AG	75,950,000	5/02/16-5/03/16	20,830,358	22,083,303	1,252,945
BUY	BRL	HSBC Bank	22,048,000	5/02/16-5/03/16	6,315,799	6,410,700	94,901
BUY	COP	Deutsche Bank AG	11,882,411,000	6/02/16	4,061,841	4,152,286	90,445
BUY	EUR	Goldman Sachs International	3,173,181	7/15/16	3,630,826	3,641,644	10,818
BUY	IDR	JPMorgan Chase Bank N.A.	39,259,668,731	5/02/16	2,974,217	2,976,924	2,707
BUY	INR	BNP Paribas S.A.	273,835,000	6/02/16	4,097,486	4,104,568	7,082
BUY	INR	Deutsche Bank AG	789,152,000	5/31/16	11,762,588	11,833,305	70,717
BUY	KRW	JPMorgan Chase Bank N.A.	7,014,928,000	5/02/16	5,774,792	6,156,686	381,894

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MXN	Barclays Bank PLC	44,303,000	7/15/16	$2,543,193	$2,556,954	$13,761
BUY	MXN	Deutsche Bank AG	673,905,711	7/15/16	38,257,274	38,894,563	637,289
BUY	MXN	Goldman Sachs International	60,686,000	7/15/16	3,485,351	3,502,501	17,150
SELL	PLN	Goldman Sachs International	1,467,000	7/15/16	388,968	383,831	5,137
BUY	RUB	Barclays Bank PLC	688,222,000	5/16/16	10,304,267	10,590,794	286,527
BUY	RUB	BNP Paribas S.A.	133,911,000	5/27/16	2,054,480	2,054,687	207
BUY	RUB	Deutsche Bank AG	70,897,000	5/04/16	1,050,637	1,094,554	43,917
BUY	RUB	HSBC Bank	328,496,000	5/04/16-5/27/16	4,934,219	5,059,201	124,982
SELL	RUB	BNP Paribas S.A.	154,063,000	5/27/16	2,378,433	2,363,893	14,540
SELL	RUB	Deutsche Bank AG	70,897,000	5/04/16	1,101,569	1,094,554	7,015
SELL	RUB	HSBC Bank	85,579,000	5/04/16	1,329,692	1,321,224	8,468
BUY	ZAR	Brown Brothers Harriman	24,221,000	7/15/16	1,634,676	1,677,134	42,458
BUY	ZAR	Deutsche Bank AG	258,594,000	7/15/16	17,243,791	17,905,816	662,025
BUY	ZAR	Morgan Stanley Capital Services, Inc.	22,965,000	7/15/16	1,549,849	1,590,165	40,316

							$4,003,584

Liability Derivatives
BUY	ARS	BNP Paribas S.A.	86,257,000	6/03/16-6/21/16	$5,921,489	$5,879,603	$(41,886)
SELL	BRL	Deutsche Bank AG	75,950,000	5/02/16-5/03/16	20,971,694	22,083,303	(1,111,609)
SELL	BRL	HSBC Bank	22,048,000	5/02/16-5/03/16	6,085,232	6,410,700	(325,468)
SELL	CNH	Barclays Bank PLC	52,675,000	4/26/17	7,913,912	7,939,659	(25,747)
SELL	CNH	JPMorgan Chase Bank N.A.	75,092,000	2/28/17	11,095,154	11,369,642	(274,488)
SELL	EUR	Deutsche Bank AG	81,281,836	7/15/16	92,742,981	93,281,630	(538,649)
SELL	EUR	Goldman Sachs International	1,782,427	7/15/16	2,039,109	2,045,571	(6,462)
BUY	IDR	Barclays Bank PLC	42,925,189,000	6/02/16	3,248,217	3,240,615	(7,602)
SELL	IDR	JPMorgan Chase Bank N.A.	78,519,337,462	5/02/16-5/27/16	5,924,872	5,943,500	(18,628)
BUY	INR	JPMorgan Chase Bank N.A.	1,063,468,000	5/31/16-7/25/16	15,880,144	15,846,954	(33,190)
SELL	INR	HSBC Bank	132,632,000	5/31/16	1,979,287	1,988,812	(9,525)
SELL	INR	JPMorgan Chase Bank N.A.	1,594,576,000	5/31/16-7/25/16	23,753,919	23,818,545	(64,626)
SELL	KRW	JPMorgan Chase Bank N.A.	7,014,928,000	5/02/16	5,643,319	6,156,686	(513,367)
SELL	MXN	Deutsche Bank AG	60,017,000	7/15/16	3,353,634	3,463,890	(110,256)
BUY	RUB	BNP Paribas S.A.	310,539,000	5/04/16	4,824,287	4,794,303	(29,984)
SELL	RUB	BNP Paribas S.A.	310,539,000	5/04/16	4,660,648	4,794,303	(133,655)
SELL	RUB	HSBC Bank	113,046,000	5/04/16	1,618,990	1,745,277	(126,287)
SELL	RUB	Morgan Stanley Capital Services, Inc.	133,539,000	5/18/16	1,997,591	2,053,888	(56,297)

							$(3,427,726)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr (Short)	EUR	73	$13,531,335	June - 2016	$44,971

Swap Agreements at 4/30/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Asset Derivatives
Credit Default Swap Agreements
4/07/16	USD	10,801,000	Merrill Lynch International (a)	(1)	1.00% (fixed rate	)	$1,156,064

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 4.25%, 1/07/25, a BB+ rated bond. The fund entered into the contract to buy issuer protection.

Portfolio of Investments (unaudited) – continued

(a)	Net unamortized premiums paid by the fund amounted to $1,421,985.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2016, the fund had cash collateral of $21,811,915 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$3,116,046,987	$—	$3,116,046,987
Foreign Bonds	—	757,987,105	3,095,075	761,082,180
Purchased Currency Options	—	52,890	—	52,890
Mutual Funds	180,505,731	—	—	180,505,731
Total Investments	$180,505,731	$3,874,086,982	$3,095,075	$4,057,687,788

Other Financial Instruments
Futures Contracts	$44,971	$—	$—	$44,971
Swap Agreements	—	1,156,064	—	1,156,064
Forward Foreign Currency Exchange Contracts	—	575,858	—	575,858

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Corporate Bonds
Balance as of 7/31/15	$7,981,403
Change in unrealized appreciation (depreciation)	(5,290,407)
Acquisition	404,079
Balance as of 4/30/16	$3,095,075

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2016 is $(5,290,407). At April 30, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,062,773,954
Gross unrealized appreciation	170,908,570
Gross unrealized depreciation	(175,994,736)
Net unrealized appreciation (depreciation)	$(5,086,166)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	552,570,542	869,684,533	(1,241,749,344)	180,505,731

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$570,287	$180,505,731

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2016, are as follows:

Mexico	14.9%
Indonesia	9.1%
Argentina	7.2%
Russia	6.0%
Turkey	5.8%
Hungary	4.4%
Brazil	4.3%
Chile	4.2%
United States	3.9%
Other Countries	40.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.